1801 California St., Suite 5200 Denver, Colorado 80202 (720) 482-1574

November 4, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are hereby filing a combined proxy statement and registration statement on Form N-14 with exhibits (the “Registration Statement”). The Registration Statement relates to an Agreement and Plan of Reorganization whereby all of the assets of Transamerica Dynamic Income, a series of the Registrant, will be transferred in a tax-free reorganization to Transamerica Multi-Asset Income, also a series of the Registrant, in exchange for shares of Transamerica Multi-Asset Income.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. It is proposed that this filing will become effective on or about December 4, 2020 pursuant to Rule 488.

Please direct any comments or questions concerning this filing to the undersigned at (720) 482-8836.

Very truly yours,

/s/ Erin D. Nelson
Erin D. Nelson
Chief Legal Officer and Secretary
Transamerica Asset Management, Inc.